Loans - Schedule of Bank Loans (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Bank Loans [Line Items]
Total short-term loan		$ 10,678,675	$ 11,675,074	$ 25,572,484	¥ 51,750,000	$ 21,232,855	¥ 65,350,000
Total long-term loan		1,773,176	614,476		12,400,000	4,792,910
Heng Sang Bank (“HSB”) [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]	$ 102,008		$ 795,662
Issuance Date	[1]	Sep. 23, 2025
Expiration Date	[1]	Jan. 21, 2026
Interest	[1]	3.08%		3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]	$ 144,503		$ 1,127,123
Issuance Date	[1]	Sep. 30, 2025
Expiration Date	[1]	Jan. 28, 2026
Interest	[1]	3.08%		3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]	$ 177,631		$ 1,385,520
Issuance Date	[1]	Oct. 23, 2025
Expiration Date	[1]	Feb. 20, 2026
Interest	[1]	3.08%		3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]	$ 199,241		$ 1,554,081
Issuance Date	[1]	Nov. 11, 2025
Expiration Date	[1]	Mar. 11, 2026
Interest	[1]	3.08%		3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]	$ 117,742		$ 918,392
Issuance Date	[1]	Nov. 21, 2025
Expiration Date	[1]	Mar. 23, 2026
Interest	[1]	3.08%		3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]	$ 107,409		$ 837,787
Issuance Date	[1]	Dec. 08, 2025
Expiration Date	[1]	Apr. 08, 2026
Interest	[1]	3.08%		3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]	$ 213,362		$ 1,664,221
Issuance Date	[1]	Dec. 29, 2025
Expiration Date	[1]	Apr. 28, 2026
Interest	[1]	3.08%		3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[2]	$ 368,322		$ 2,872,915
Issuance Date	[2]	Oct. 06, 2022
Expiration Date	[2]	Oct. 06, 2032
Interest	[2]	2.25%		2.25%	2.25%
Industrial and Commercial Bank of China (Asia) Limited (“ICBC”) [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[2]	$ 769,231		$ 6,000,000
Issuance Date	[2]	Sep. 27, 2024
Expiration Date	[2]	May 18, 2030
Interest	[2]	2.70%		2.70%	2.70%
ICBC [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[2]	$ 320,513		$ 2,500,000
Issuance Date	[2]	Aug. 28, 2025
Expiration Date	[2]	Aug. 26, 2026
Interest	[2]	2.70%		2.70%	2.70%
ICBC [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[2]	$ 320,513		$ 2,500,000
Issuance Date	[2]	Oct. 31, 2025
Expiration Date	[2]	Oct. 29, 2026
Interest	[2]	2.70%		2.70%	2.70%
ICBC [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[3]	$ 193,391		$ 1,508,453
Issuance Date	[3]	Oct. 15, 2025
Expiration Date	[3]	Feb. 12, 2026
Interest	[3]	2.25%		2.25%	2.25%
ICBC [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[3]	$ 244,658		$ 1,908,330
Issuance Date	[3]	Sep. 03, 2012
Expiration Date	[3]	Sep. 03, 2032
Interest	[3]	2.00%		2.00%	2.00%
Bank of China Limited [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[4]	$ 1,194,034			¥ 8,350,000
Issuance Date	[4]	Aug. 21, 2025
Expiration Date	[4]	Aug. 09, 2026
Interest	[4]	2.80%		2.80%	2.80%
Bank of Taian Co., Ltd. [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[5]	$ 1,286,983			¥ 9,000,000
Issuance Date	[5]	Jun. 18, 2025
Expiration Date	[5]	Jun. 15, 2026
Interest	[5]	3.30%		3.30%	3.30%
China Everbright Bank Company Limited [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[6]	$ 714,990			¥ 5,000,000
Issuance Date	[6]	Jan. 23, 2025
Expiration Date	[6]	Jan. 22, 2026
Interest	[6]	3.20%		3.20%	3.20%
Bank of Communications [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan		$ 1,143,985			¥ 8,000,000
Issuance Date		May 29, 2025
Expiration Date		May 25, 2026
Interest		2.80%		2.80%	2.80%
Industrial Bank Co., Ltd. [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[6]	$ 1,143,985			¥ 8,000,000
Issuance Date	[6]	Nov. 27, 2025
Expiration Date	[6]	Nov. 26, 2026
Interest	[6]	2.70%		2.70%	2.70%
Postal Savings Bank of China Co. Ltd. [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[7]	$ 714,990	$ 684,997		¥ 5,000,000		¥ 5,000,000
Issuance Date	[7]	Aug. 25, 2025	Sep. 09, 2024
Expiration Date	[7]	Aug. 24, 2026	Sep. 08, 2025
Interest	[7]	3.17%	3.52%	3.17%	3.17%	3.52%	3.52%
Bank of Qingdao Co., Ltd. [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[6]	$ 1,143,985			¥ 8,000,000
Issuance Date	[6]	Aug. 20, 2025
Expiration Date	[6]	Aug. 18, 2026
Interest	[6]	3.10%		3.10%	3.10%
Shandong Feicheng Rural Commercial Bank Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[4]	$ 1,830,375			¥ 12,800,000
Issuance Date	[4]	May 16, 2025
Expiration Date	[4]	May 15, 2028
Interest	[4]	2.90%		2.90%	2.90%
Reclassification of short term loan to long term loan [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan		$ (1,773,176)			¥ (12,400,000)
Issuance Date		May 16, 2025
Expiration Date		May 15, 2028
Interest		2.90%		2.90%	2.90%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]		$ 82,610			$ 644,356
Issuance Date	[1]		Dec. 01, 2020
Expiration Date	[1]		Dec. 01, 2025
Interest	[1]		2.25%			2.25%	2.25%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]
Issuance Date	[1]		Dec. 01, 2020
Expiration Date	[1]		Dec. 01, 2025
Interest	[1]		2.25%			2.25%	2.25%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]		$ 181,652			$ 1,416,883
Issuance Date	[1]		Oct. 22, 2024
Expiration Date	[1]		Feb. 19, 2025
Interest	[1]		3.08%			3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]		$ 275,015			$ 2,145,115
Issuance Date	[1]		Oct. 30, 2024
Expiration Date	[1]		Feb. 27, 2025
Interest	[1]		3.08%			3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]		$ 146,897			$ 1,145,800
Issuance Date	[1]		Nov. 06, 2024
Expiration Date	[1]		Mar. 06, 2025
Interest	[1]		3.08%			3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]		$ 168,109			$ 1,311,254
Issuance Date	[1]		Dec. 04, 2024
Expiration Date	[1]		Apr. 03, 2025
Interest	[1]		3.08%			3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]		$ 198,165			$ 1,545,684
Issuance Date	[1]		Dec. 17, 2024
Expiration Date	[1]		Apr. 16, 2025
Interest	[1]		3.08%			3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[1]		$ 91,090			$ 710,498
Issuance Date	[1]		Dec. 18, 2024
Expiration Date	[1]		Apr. 17, 2025
Interest	[1]		3.08%			3.08%	3.08%
HSB [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[2]		$ 416,243			$ 3,246,694
Issuance Date	[2]		Oct. 06, 2022
Expiration Date	[2]		Oct. 06, 2032
Interest	[2]		2.25%			2.25%	2.25%
Less: Reclassification of short term loan to long term loan
Schedule of Bank Loans [Line Items]
Total short-term loan			$ (368,605)			$ (2,875,119)
Issuance Date			Oct. 06, 2022
Expiration Date			Oct. 06, 2032
Interest			2.25%			2.25%	2.25%
ICBC [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[2]		$ 320,513			$ 2,500,000
Issuance Date	[2]		Aug. 23, 2024
Expiration Date	[2]		Aug. 22, 2025
Interest	[2]		2.70%			2.70%	2.70%
ICBC [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[2]		$ 769,231			$ 6,000,000
Issuance Date	[2]		Sep. 27, 2024
Expiration Date	[2]		Sep. 26, 2025
Interest	[2]		2.70%			2.70%	2.70%
ICBC [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[3]		$ 91,881			$ 716,668
Issuance Date	[3]		Nov. 13, 2024
Expiration Date	[3]		Mar. 13, 2025
Interest	[3]		2.25%			2.25%	2.25%
ICBC [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[2]		$ 320,513			$ 2,500,000
Issuance Date	[2]		Nov. 15, 2024
Expiration Date	[2]		Nov. 14, 2025
Interest	[2]		2.70%			2.70%	2.70%
ICBC [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[3]		$ 274,720			$ 2,142,813
Issuance Date	[3]		Sep. 03, 2012
Expiration Date	[3]		Sep. 03, 2032
Interest	[3]		2.00%			2.00%	2.00%
Less: Reclassification of short term loan to long term loan
Schedule of Bank Loans [Line Items]
Total short-term loan			$ (245,871)			$ (1,917,791)
Issuance Date			Sep. 03, 2012
Expiration Date			Sep. 03, 2032
Interest			2.00%			2.00%	2.00%
Bank of China Limited [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[4]		$ 1,143,945				¥ 8,350,000
Issuance Date	[4]		Sep. 06, 2024
Expiration Date	[4]		Sep. 06, 2025
Interest	[4]		3.20%			3.20%	3.20%
Bank of Taian Co., Ltd. [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[5]		$ 1,369,994				¥ 10,000,000
Issuance Date	[5]		Jun. 13, 2024
Expiration Date	[5]		Jun. 11, 2025
Interest	[5]		3.45%			3.45%	3.45%
China Everbright Bank Company Limited [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[8]		$ 1,095,995				¥ 8,000,000
Issuance Date	[8]		Jan. 26, 2024
Expiration Date	[8]		Jan. 16, 2025
Interest	[8]		3.60%			3.60%	3.60%
Bank of communications [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[6]		$ 684,997				¥ 5,000,000
Issuance Date	[6]		May 24, 2024
Expiration Date	[6]		May 24, 2025
Interest	[6]		3.70%			3.70%	3.70%
Industrial Bank Co., Ltd. [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[6]		$ 1,095,995				¥ 8,000,000
Issuance Date	[6]		Oct. 31, 2024
Expiration Date	[6]		Oct. 30, 2025
Interest	[6]		3.30%			3.30%	3.30%
Bank of Qingdao Co., Ltd. [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[6]		$ 1,095,995				¥ 8,000,000
Issuance Date	[6]		Sep. 03, 2024
Expiration Date	[6]		Aug. 29, 2025
Interest	[6]		3.75%			3.75%	3.75%
Shandong Feicheng Rural Commercial Bank Co., Ltd [Member]
Schedule of Bank Loans [Line Items]
Total short-term loan	[4]		$ 1,780,993				¥ 13,000,000
Issuance Date	[4]		May 20, 2024
Expiration Date	[4]		May 12, 2025
Interest	[4]		3.45%			3.45%	3.45%

[1]	The Company’s controlling shareholder and director, Mr. Ma Biu, together with the Company’s director, Ms. Liu Liangping, and Luda PRC provided unlimited personal and corporate guarantee for the loans, respectively. In addition, the loans were secured by certain properties held under Ms. Liu Liangping.
[2]	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans. In addition, Hong Kong Mortgage Corporation Limited under the small and medium-sized enterprises Financing Guarantee Scheme provided corporate guarantee for 80% - 100% of the loan.
[3]	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans. In addition, the loans were secured by certain properties held under Mr. Ma Biu.
[4]	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans. In addition, the loans were secured by the Company’s building with carrying value of approximately $1,573,692 (2024: $1,438,626).
[5]	The loan is secured by the Company’s patent rights, which were registered under the laws of the PRC.
[6]	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans.
[7]	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans. In addition, the loans were secured by the Company’s patent rights, which were registered under the laws of the PRC.
[8]	Mr. Ma Biu and Ms. Liu Liangping provided unlimited personal guarantee for the loans. In addition, the loans were secured by certain properties held under Mr. Ma Biu and Ms. Liu Liangping.